GENERAL -Narrative (Details)	Dec. 31, 2025 drillingRig carrier tanker vessel
Off Shore Assets And Charters [Line Items]
Number of tankers owned | tanker	17
Number of drybulk carriers | carrier	2
Number of container vessels owned	21
Number of car carriers | carrier	7
Number of drilling rigs | drillingRig	2
Number of leased-in container vessels	4
Newbuilding Dual-Fuel Container Vessels
Off Shore Assets And Charters [Line Items]
Number of dual-fuel car carriers	5